Finance income, net (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Finance income Net
Interest income	$ 235	$ 206	$ 75
Remeasurement of royalty obligation	0	0	37
Accretion of acquisition payable	(27)	0	0
Bank charges and other interest	(35)	(31)	(27)
Finance expense from lease obligation	(51)	(10)	(20)
Total Finance costs (income)	$ 122	$ 165	$ 65